Concentration of Credit Risk and Major Customers and Vendors - Additional Information (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2024 Vendor Customer	Sep. 30, 2023 Vendor Customer	Dec. 31, 2023 Vendor Customer	Dec. 31, 2022 Customer Vendor
Sales Revenue [Member] | Cash And Cash Equivalents [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Number of customer | Customer	1	0	0	0
Sales Revenue [Member] | Cash And Cash Equivalents [Member] | Customer Concentration Risk [Member] | Minimum [Member]
Product Information [Line Items]
Percentage of total revenue	10.00%	10.00%	10.00%	10.00%
Finished Goods Purchased [Member] | Supplier Concentration Risk [Member] | Vendor Three [Member]
Product Information [Line Items]
Number of vendors		3	3	3
Finished Goods Purchased [Member] | Supplier Concentration Risk [Member] | Vendor Three [Member] | Minimum [Member]
Product Information [Line Items]
Percentage of total revenue		10.00%	10.00%	10.00%
Finished Goods Purchased [Member] | Supplier Concentration Risk [Member] | No Vendor [Member]
Product Information [Line Items]
Number of vendors	0
Finished Goods Purchased [Member] | Supplier Concentration Risk [Member] | No Vendor [Member] | Minimum [Member]
Product Information [Line Items]
Percentage of total revenue	10.00%